United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-7115

                      (Investment Company Act File Number)


                       Federated Total Return Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 9/30/06


              Date of Reporting Period: Quarter ended date 6/30/06







Item 1.     Schedule of Investments




FEDERATED MORTGAGE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   MORTGAGE-BACKED SECURITIES--92.7%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--52.2%
  $ 15,396,278     4.500%, 6/1/2019 - 10/1/2020                                                                       $   14,554,923
    69,000,639     5.000%, 8/1/2018 - 6/1/2036                                                                            64,697,528
    62,665,302     5.500%, 4/1/2021 - 6/1/2036                                                                            60,348,104
    23,710,836     6.000%, 1/1/2036 - 4/1/2036                                                                            23,342,213
     2,000,000   1 6.500%, 8/1/2036                                                                                        2,009,184
     2,221,906     7.000%, 6/1/2028 - 10/1/2032                                                                            2,275,841
     1,011,162     7.500%, 1/1/2027 - 2/1/2031                                                                             1,051,756
        82,768     8.000%, 3/1/2031                                                                                           87,717
                       TOTAL                                                                                             168,367,266
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--40.3%
     4,868,328     4.500%, 4/1/2019 - 9/1/2035                                                                             4,486,674
     3,208,986     5.000%, 7/1/2019 - 3/1/2034                                                                             3,060,020
    45,598,125     5.500%, 2/1/2018 - 1/1/2036                                                                            43,892,816
    53,956,319   1 6.000%, 8/1/2021 - 7/1/2036                                                                            53,244,989
    22,337,507   1 6.500%, 2/1/2014 - 8/1/2036                                                                            22,461,289
     2,554,143     7.000%, 6/1/2016 - 7/1/2032                                                                             2,611,366
        40,458     7.500%, 4/1/2015                                                                                           41,672
        41,637     8.000%, 12/1/2026                                                                                          44,361
                       TOTAL                                                                                             129,843,187
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.2%
       215,951     7.000%, 9/15/2028 - 11/15/2031                                                                            223,526
       419,461     8.000%, 10/15/2030 - 11/15/2030                                                                           445,268
                       TOTAL                                                                                                 668,794
                       TOTAL MORTGAGE-BACKED SECURITIES                                                                  298,879,247
                       (IDENTIFIED COST $304,165,426)
                   COLLATERALIZED MORTGAGE OBLIGATIONS--10.1%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--4.3%
     5,190,849     4.500%, 8/15/2011, REMIC 2706 IO                                                                          147,905
     4,500,000     5.419%, 7/15/2036, REMIC 3175 FE                                                                        4,451,895
     5,987,041     5.529%, 5/15/2036, REMIC 3160 FD                                                                        5,983,299
     3,082,275     7.500%, 4/15/2033, REMIC 3076 NM                                                                        3,190,597
                       TOTAL                                                                                              13,773,696
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.5%
     4,500,000     5.391%, 6/25/2036, REMIC 2006-58 FP                                                                     4,471,110
       204,902     6.500%, 4/1/2032, REMIC 321 2                                                                              53,984
       381,676     0.000%, 10/1/2035, REMIC 361 1                                                                            279,724
                       TOTAL                                                                                               4,804,818
                   NON-AGENCY MORTGAGE-4.3%
     3,192,446     CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020                          3,046,155
     2,475,132     First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020                    2,360,808
     2,261,524     First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021                               2,180,182
     3,166,971     First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.573%, 11/25/2034                       3,093,859
     2,952,519     Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 5.452%, 8/7/2011                                     2,955,100
         1,265   2 Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018                                       886
       106,470   2 Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024                                    86,740
       423,033   2 Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027                                    14,544
         2,350     Structured Asset Securities Corp. 2001-8A, Class 1A1, 8.000%, 5/25/2031                                     2,345
                       TOTAL                                                                                              13,740,619
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                          32,319,133
                       (IDENTIFIED COST $33,992,858)
                   ASSET-BACKED SECURITIES--0.0%
                   HOME EQUITY LOAN--0.0%
        44,122     Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.950%, 3/25/2015                                43,398
                   (IDENTIFIED COST $44,055)
                   REPURCHASE AGREEMENTS--13.9%
    15,474,000     Interest in $2,986,000,000 joint repurchase agreement 5.27%, dated 6/30/2006 under which Bank          15,474,000
                   of America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   4/1/2036 for $2,987,311,352 on 7/3/2006. The market value of the underlying securities at the end of the period was $3,045,720,000.
    22,833,000   3 Interest in $149,125,000 joint repurchase agreement 5.13%, dated 6/13/2006 under which UBS             22,833,000
                   Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                   5/25/2036 for $149,762,509 on 7/13/2006. The market value of the underlying securities at the end of the period was $153,972,554 (segregated pending settlement of dollar-roll transactions).
     6,500,000   3 Interest in $8,500,000 joint repurchase agreement 5.20%, dated 6/19/2006 under which UBS                6,500,000
                   Securities LLC will repurchase a U.S. Government Agency security maturing on 5/25/2036 for
                   $8,535,606 on 7/18/2006. The market value of the underlying security at the end of the period was $8,771,173 (segregated pending settlement of dollar-roll transactions).
                       TOTAL REPURCHASE AGREEMENTS                                                                        44,807,000
                       (AT COST)
                       TOTAL INVESTMENTS - 116.7%                                                                        376,048,778
                       (IDENTIFIED COST $382,009,339)4
                       OTHER ASSETS AND LIABILITIES - NET - (16.7)%                                                     (53,763,368)
                       TOTAL NET ASSETS - 100%                                                                        $  322,285,410

1    All  or  a  portion  of  these   securities  are  subject  to  dollar  roll
     transactions. Information regarding dollar roll transactions for the Fund for the period ended June 30, 2006, was as follows:

    Maximum amount outstanding during the period                $ 47,179,239
    Average amount outstanding during the perioda               $ 35,308,208
    Average shares outstanding during the period                  33,009,079
    Average debt per shares outstanding during the period       $ 1.07

     a The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the three months ended June 30, 2006

     2 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At June 30, 2006, these restricted securities amounted to $102,170, which represented 0.0% of total net assets.

     3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

     4 At June 30, 2006, the cost of investments for federal tax purposes was $382,009,339. The net unrealized depreciation of investments for federal tax purposes was $5,960,561. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $97,558 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,058,119.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.


INVESTMENT VALUATION
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.









Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at June 30, 2006, is as follows:



SECURITY                                                                 ACQUISITION DATE  ACQUISITION COST
Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018  8/15/2001                   $1,053
Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024  1/29/2002                  $79,118
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027  6/11/1999                  $16,315



The following acronyms are used throughout this portfolio:

 IO    --Interest Only
 REMIC --Real Estate Mortgage Investment Conduit







FEDERATED ULTRASHORT BOND FUND
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

  PRINCIPAL            VALUE
  AMOUNT OR SHARES

                   ADJUSTABLE RATE MORTGAGES--6.0%
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--6.0%
  $  9,508,937     FNMA ARM 544848, 5.396%, 4/1/2030                                                                   $   9,634,541
     6,613,601     FNMA ARM 544872, 5.436%, 7/1/2034                                                                       6,703,817
     2,343,897     FNMA ARM 556379, 5.543%,  5/1/2040                                                                      2,354,970
     7,840,717     FNMA ARM 618128, 4.851%,  8/1/2033                                                                      7,852,227
       355,429     FNMA ARM 638822, 7.15%,  6/1/2032                                                                         361,228
                      TOTAL ADJUSTABLE RATE MORTGAGES                                                                     26,906,783
                      (IDENTIFIED COST $27,039,584)
                   ASSET-BACKED SECURITIES--36.8%
                   AUTO RECEIVABLES--15.4%
       598,648     Americredit Automobile Receivables Trust 2004-1, Class A3, 3.22%, 7/6/2008                                597,942
     5,000,000     Americredit Automobile Receivables Trust 2005-CF, Class A3, 4.470%, 5/6/2010                            4,926,893
       667,161     BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008                                                663,277
     3,500,000     BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011                                               3,420,566
     1,543,679     Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007                                1,530,480
     3,463,753     Capital One Auto Finance Trust 2004-B, Class A3, 2.96%, 7/15/2008                                       3,442,118
       587,096     Harley-Davidson Motorcycle Trust 2003-1, Class A2, 2.63%, 11/15/2010                                      569,449
       845,463     Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011                                       812,861
     2,470,601     Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.86%, 5/15/2012                                      2,385,802
     1,551,587     Honda Auto Receivables Owner Trust 2003-1, Class A4, 2.48%, 7/18/2008                                   1,532,737
     4,479,957     Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009                                           4,445,491
     5,000,000     Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010                                           4,930,001
     1,500,000     Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012                                        1,463,152
        33,998     Long Beach Auto Receivables Trust 2004-A, Class A1, 1.503%, 9/15/2008                                      33,993
     6,801,864     Long Beach Auto Receivables Trust 2004-C, Class A3, 3.402%, 9/15/2009                                   6,752,452
     2,996,074     Morgan Stanley Auto Loan Trust 2004-HB2, Class A3, 2.94%, 3/16/2009                                     2,950,643
       719,145     Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012                                   693,397
     2,236,459     Nissan Auto Lease Trust 2004-A, Class A3, 2.90%, 8/15/2007                                              2,230,422
     1,000,000     Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008                                               990,852
     3,500,000     Nissan Auto Receivables Owner Trust 2003-C, Class A5, 3.21%, 3/16/2009                                  3,421,271
     5,500,000     Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010                                     5,415,909
     2,329,955     WFS Financial Owner Trust 2002-3, Class A4, 3.50%, 2/20/2010                                            2,317,876
     7,926,655     WFS Financial Owner Trust 2003-2, Class A4, 2.41%, 12/20/2010                                           7,851,600
     6,000,000     WFS Financial Owner Trust 2005-2, Class A3, 4.17%, 12/17/2009                                           5,940,634
                      TOTAL                                                                                               69,319,818
                   CREDIT CARD--9.4%
     3,000,000     American Express Credit Account Master Trust 2004-5, Class A, 5.288%, 4/16/2012                         3,016,670
     5,000,000     Bank One Issuance Trust 2004-A2, Class A2, 5.228%, 10/15/2009                                           5,006,095
     7,000,000     Capital One Multi Asset Execution Trust 2003-A6, Class A6, 2.95%, 8/17/2009                             6,957,841
     4,000,000     Citibank Credit Card Issuance Trust 2002-C1, Class C1, 6.15%, 2/9/2009                                  4,014,982
     5,000,000     Citibank Credit Card Issuance Trust 2004-A7, Class A7, 5.2975%, 11/25/2013                              5,015,902
     5,000,000     Citibank Credit Card Issuance Trust 2004-B2, Class B2, 5.45%, 10/7/2013                                 5,048,787
     4,000,000     MBNA Credit Card Master Note Trust 2001-C3, Class C3, 6.55%, 12/15/2008                                 4,004,151
     2,500,000     MBNA Master Credit Card Trust 2000-D, Class B, 5.628%, 9/15/2009                                        2,509,098
     6,000,000     National City Credit Card Master Trust 2005-1, Class A, 5.248%, 8/16/2010                               6,026,984
     1,000,000     National City Credit Card Master Trust 2005-1, Class B, 5.388%, 8/15/2012                               1,004,191
                      TOTAL                                                                                               42,604,701
                   EQUIPMENT LEASE--3.0%
     3,657,290     CIT Equipment Collateral 2004-EF1, Class A3, 3.50%, 9/20/2008                                           3,598,482
     4,500,000     CNH Equipment Trust 2004-A, Class A4B, 3.48%, 9/15/2011                                                 4,346,311
     2,500,000     CNH Equipment Trust 2005-A, Class A3, 4.02%, 4/15/2009                                                  2,467,852
     1,993,674 1,2 Great America Leasing Receivables 2004-1, Class B, 3.47%, 3/20/2010                                     1,929,817
     1,246,046 1,2 Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011                                     1,209,051
                      TOTAL                                                                                               13,551,513
                   HOME EQUITY LOAN--5.4%
     5,000,000     Ameriquest Mortgage Securities, Inc. 2004-IA1, Class A3, 5.972%, 9/25/2034                              5,017,970
     2,500,000     Asset Backed Funding Certificate 2005-OPT1, Class A2C, 5.682%, 9/25/2035                                2,524,320
       238,947   1 Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 6.072%, 5/25/2029                               232,642
       342,733   1 Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029                                   342,559
       900,472     Countrywide Asset Backed Certificates 2004-4, Class A, 5.6925%, 8/25/2034                                 900,898
     2,164,918     Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.516%, 9/20/2023                                   2,170,938
       222,733     First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 5.672%, 3/25/2034              222,802
       152,274     First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 5.562%, 11/25/2034             152,346
     1,193,927     First Franklin Mortgage Loan Asset Backed Certificates 2004-FF3, Class A2C, 5.802%, 5/25/2034           1,194,300
       289,619   1 First Franklin NIM Trust 2004-FF7, Class A, 5.00%, 9/27/2034                                              289,369
       632,531 1,2 Hasco NIM Trust 2006-OP2A, Class A, 5.856%, 1/25/2036                                                     628,372
       316,834 1,2 Long Beach Asset Holdings Corp. 2004-1, Class N1, 5.522%, 2/25/2009                                       317,084
       441,218     Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015                                433,980
       109,416   1 NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029                                                         24,020
     2,384,255     Novastar Home Equity Loan 2004-4 A1B, Class A1B, 5.722%, 3/25/2035                                      2,393,780
       986,329     Option One Mortgage Loan Trust 2005-1, Class A1B, 5.652%, 2/25/2035                                       990,052
     3,601,165 1,2 Quest Trust 2004 - X1, Class A, 5.6525%, 3/25/2034                                                      3,603,434
       515,117     Residential Asset Securitization Trust 2003-KS6, Class A2, 5.622%, 8/25/2033                              515,600
     2,252,731     Saxon Asset Securities Trust 2005-1, Class A1, 5.552%, 5/25/2035                                        2,259,436
                      TOTAL                                                                                               24,213,902
                   MANUFACTURED HOUSING--1.6%
     1,376,833     Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027                                           1,398,179
     5,296,901     Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027                                           5,425,455
       128,956     Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028                                  123,643
       500,000     Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.73%, 6/7/2016                                            508,587
                      TOTAL                                                                                                7,455,864
                   OTHER--0.7%
     3,000,000     Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 6.099%, 6/15/2009                        3,001,702
                   RATE REDUCTION BOND--1.3%
     5,415,917     Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010                            5,272,778
       444,135     California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1,               445,211
                   Class A6, 6.31%, 9/25/2008
                      TOTAL                                                                                                5,717,989
                      TOTAL ASSET-BACKED SECURITIES                                                                      165,865,489
                       (IDENTIFIED COST $166,871,388)
                   CORPORATE BONDS--26.3%
                   BASIC INDUSTRY - CHEMICALS--0.9%
     4,300,000     Praxair, Inc., 2.75%, 6/15/2008                                                                         4,069,311
                   CAPITAL GOODS - DIVERSIFIED MANUFACTURING--0.6%
     3,000,000 1,2 Tyco International Group SA , Note, 4.436%, 6/15/2007                                                   2,964,434
                   CAPITAL GOODS - ENVIRONMENTAL--0.7%
     3,000,000     Waste Management, Inc., Note, 7.00%, 10/15/2006                                                         3,010,568
                   COMMUNICATIONS - MEDIA & CABLE--0.7%
     3,000,000     Cox Communications, Inc., Note, 5.86938%, 12/14/2007                                                    3,015,717
                   COMMUNICATIONS - MEDIA NONCABLE--1.9%
     4,750,000     Reed Elsevier, Inc., Floating Rate Note, 5.65938%, 6/15/2010                                            4,752,221
     4,000,000     Univision Communications, Inc., Unsecd. Note, 2.875%, 10/15/2006                                        3,963,976
                      TOTAL                                                                                                8,716,197
                   COMMUNICATIONS - TELECOM WIRELESS--1.2%
     2,600,000     Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007                                               2,604,564
     3,000,000     Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006                                                2,995,473
                      TOTAL                                                                                                5,600,037
                   COMMUNICATIONS - TELECOM WIRELINES-1.0%
     2,000,000     BellSouth Corp., 5.295%, 11/15/2007                                                                     2,003,260
     2,290,000     Telecom Italia Capital, Note, 5.62875%, 2/1/2011                                                        2,308,321
                      TOTAL                                                                                                4,311,581
                   CONSUMER CYCLICAL - AUTOMOTIVE--1.7%
     3,600,000 1,2 American Honda Finance Corp., 3.85%, 11/6/2008                                                          3,461,272
     4,070,000     DaimlerChrysler North America Holding Corp., Floating Rate Note, 5.48625%, 3/7/2007                     4,072,317
                      TOTAL                                                                                                7,533,589
                   CONSUMER CYCLICAL - RETAILERS--0.5%
     2,100,000     Target Corp., 3.375%, 3/1/2008                                                                          2,028,615
                   CONSUMER NON-CYCLICAL FOOD/BEVERAGE--1.6%
     4,000,000     Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006                                                      3,950,965
     3,500,000     General Mills, Inc., 3.875%, 11/30/2007                                                                 3,411,525
                      TOTAL                                                                                                7,362,490
                   CONSUMER NON-CYCLICAL PRODUCTS--1.1%
     2,500,000     Gillette Co., 2.875%, 3/15/2008                                                                         2,392,017
     2,500,000     Procter & Gamble Co., 3.50%, 12/15/2008                                                                 2,379,814
                      TOTAL                                                                                                4,771,831
                   ENERGY - INDEPENDENT--0.7%
     3,158,400 1,2 Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                                     2,993,103
                   ENERGY - INTEGRATED--1.8%
     2,500,000     BP Capital Markets PLC, 2.75%, 12/29/2006                                                               2,466,308
     3,000,000     Conoco, Inc., 5.45%, 10/15/2006                                                                         2,998,961
     2,500,000 1,2 Qatar Petroleum, 5.579%, 5/30/2011                                                                      2,481,792
                      TOTAL                                                                                                7,947,061
                   FINANCIAL INSTITUTION - BANKING--3.0%
     4,600,000     PNC Funding Corp., 5.75%, 8/1/2006                                                                      4,601,046
     4,600,000     U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007                                                                4,580,580
     4,500,000     Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007                                                          4,470,861
                      TOTAL                                                                                               13,652,487
                   FINANCIAL INSTITUTION - BROKERAGE--1.1%
     5,000,000     Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007                                                  5,123,909
                   FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--2.6%
     7,100,000     American Express Co., 3.75%, 11/20/2007                                                                 6,930,587
     5,000,000     SLM Corp., Floating Rate Note, 6.036%, 12/15/2014                                                       4,713,525
                      TOTAL                                                                                               11,644,112
                   FINANCIAL INSTITUTION - REITS--1.5%
     3,100,000     Archstone-Smith Trust, 3.00%, 6/15/2008                                                                 2,946,208
     4,000,000     Duke Realty Corp., Floating Rate Note, 5.69688%, 12/22/2006                                             4,001,622
                      TOTAL                                                                                                6,947,830
                   TECHNOLOGY--0.6%
     1,000,000     Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008                                                         1,014,282
     1,500,000     Oracle Corp., Floating Rate Note, Series WI, 5.28%, 1/13/2009                                           1,500,829
                      TOTAL                                                                                                2,515,111
                   TRANSPORTATION - AIRLINES--1.0%
     4,750,000     Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006                                              4,756,885
                   TRANSPORTATION - RAILROADS--0.6%
     2,500,000     Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006                                                  2,520,127
                   TRANSPORTATION - SERVICES-0.9%
     4,000,000     FedEx Corp., Note, 2.65%, 4/1/2007                                                                      3,914,682
                   UTILITY - ELECTRIC--0.6%
     3,000,000     Dominion Resources, Inc., 5.125%, 12/15/2009                                                            2,928,664
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $121,191,366)                                               118,328,341
                   MORTGAGE-BACKED SECURITIES--1.0%
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.0%
     1,891,467     Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014                                     1,861,449
     2,554,861     Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033                                    2,572,781
                      TOTAL MORTGAGE-BACKED SECURITIES                                                                     4,434,230
                      (IDENTIFIED COST $4,598,936)
                   COLLATERALIZED MORTGAGE OBLIGATIONS--12.4%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--0.2%
     1,438,568     Federal Home Loan Mortgage Corp. REMIC 2141 NI, 6.00%, 11/15/2027                                          91,249
     1,134,669     Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.54875%, 2/15/2018                                     1,138,499
                      TOTAL                                                                                                1,229,748
                   NON-AGENCY MORTGAGE-12.2%
       241,256     Bank of America Mortgage Securities 2003-A, Class 1A1, 3.234%, 2/25/2033                                  240,844
       828,335   1 C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029                                                  736,050
     3,000,000     Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036                                                    2,959,393
     1,000,891     Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 5.81688%, 4/1/2014                              1,008,043
     2,219,050     Countrywide Home Loans 2003-15, Class 1A1, 5.8225%, 6/25/2018                                           2,217,662
       474,806     Countrywide Home Loans 2003-J1, Class 1A7, 5.75%, 3/25/2033                                               473,559
     1,979,489     Countrywide Home Loans 2006-OA5, Class 2A3, 5.6925%, 4/25/2046                                          1,982,691
     3,150,901     Crusade Global Trust 2005-1, Class A1, 5.45563%, 6/17/2037                                              3,148,822
     4,000,000   1 Harwood Street Funding I LLC 2004-1, Class CTFS, 7.26688%, 9/20/2009                                    4,005,748
     2,858,628     Impac CMB Trust 2004-7, Class 1A2, 5.7825%, 11/25/2034                                                  2,868,706
     4,009,727     Impac CMB Trust 2004-9, Class 1A2, 5.7625%, 11/25/2034                                                  4,015,754
     4,390,277     Master Asset Securitization Trust 2003-8, Class 3A2, 5.7225%, 9/25/2033                                 4,390,060
         1,779   1 Resecuritization Mortgage Trust 1998-A, Class B3, 8.44999%, 10/26/2023                                      1,406
       449,812     WMALT Mortgage Pass-Through Certificates 2005-AR1, Class B2, 6.5225%, 12/25/2035                          460,778
     5,242,228     Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018                                                   5,000,026
     5,000,000     Washington Mutual 2003-AR5, Class A6, 3.695%, 6/25/2033                                                 4,845,243
     6,084,732     Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018                        5,828,270
     3,838,236     Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.399%, 7/25/2034                       3,813,005
     6,878,007     Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.73292%, 7/25/2034                     6,774,693
                      TOTAL                                                                                               54,770,753
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                           56,000,501
                       (IDENTIFIED COST $58,673,733)
                   U.S. TREASURY--0.1%
       500,000   3 United States Treasury Bill, 8/3/2006 (IDENTIFIED COST $497,848)                                          498,028
                   MUTUAL FUNDS--4.5%4
     1,915,551     Federated Mortgage Core Portfolio                                                                      18,465,908
       252,919     High Yield Bond Portfolio                                                                               1,679,380
                      TOTAL MUTUAL FUNDS (IDENTIFIED COST $20,955,367)                                                    20,145,288
                   REPURCHASE AGREEMENT--12.8%
  $ 57,864,000     Interest in $2,986,000,000 joint repurchase agreement 5.27%, dated 6/30/2006 under which Bank of       57,864,000
                   America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   4/1/2036 for $2,987,311,352 on 7/3/2006. The market value of the underlying securities at the end of the period was $3,045,720,000. (AT COST)
                      TOTAL INVESTMENTS-99.9%                                                                            450,042,660
                      (IDENTIFIED COST $457,692,222)5
                      OTHER ASSETS AND LIABILITIES---NET-0.1%                                                                343,715
                      TOTAL NET ASSETS---100%                                                                          $ 450,386,375

     1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At June 30, 2006, these restricted securities amounted to $25,220,153, which represented 5.6% of total net assets.

     2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At June 30, 2006, these liquid restricted securities amounted to $19,588,359, which represented 4.3% of total net assets.

     3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

     4    Affiliated companies.

     5 At June 30, 2006, the cost of investments for federal tax purposes was $457,692,222. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $7,649,563. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $676,497 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,326,059.

 At June 30, 2006, the Fund had the following outstanding futures contracts:


CONTRACTS                     NUMBER OF                     NOTIONAL                 EXPIRATION                           UNREALIZED
                              CONTRACTS                     VALUE                    DATE                               APPRECIATION
6U.S. Treasury Notes 5-Year   75                            $7,755,469               September 2006                       $   38,086
Futures (Short)
6U.S. Treasury Notes 2-Year   275                           55,764,844               September 2006                          201,955
Futures (Short)
   NET UNREALIZED APPRECIATION OF FUTURES CONTRACTS                                                                         $240,041

     6    Non-income producing.

Note:        The categories of investments are shown as a percentage of total net assets at June 30, 2006.

INVESTMENT VALUATION The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income and short-term securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at June 30, 2006 is as follows:

 SECURITY                                                                       ACQUISITION DATE       ACQUISITION COST
 Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 6.072%, 5/25/2029    3/12/1999              $225,805
 Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029        12/8/1998              $341,983
 C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029                       7/9/1999               $671,880
 First Franklin NIM Trust 2004-FF7, Class A, 5.00%, 9/27/2034                   9/9/2004 - 5/3/2005    $290,048
 Harwood Street Funding I LLC 2004-1, Class CTFS, 7.26688%, 9/20/2009           9/14/2004              $4,000,000
 NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029                             2/23/1999              $108,887
 Resecuritization Mortgage Trust 1998-A, Class B3, 8.44999%, 10/26/2023         2/12/1999              $54,049


The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgages
 FNMA  --Federal National Mortgage Association
 NIM   --Net Interest Margin
 OPT   --Option
 REITs --Real Estate Investments Trusts
 REMIC --Real Estate Mortgage Investment Conduit








Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Series, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        August 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        August 21, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        August 21, 2006